DEBT - Scheduled Principal Repayments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 5,728,184	$ 3,917,433
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	5,778,237
Gross carrying amount | Single-family rental properties borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	5,744,425
Gross carrying amount | Canadian development properties borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	21,095
Gross carrying amount | Corporate borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	12,717
Gross carrying amount | 2023
Disclosure of detailed information about borrowings [line items]
Borrowings	757,135
Gross carrying amount | 2023 | Single-family rental properties borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	756,499
Gross carrying amount | 2023 | Canadian development properties borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	221
Gross carrying amount | 2023 | Corporate borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	415
Gross carrying amount | 2024
Disclosure of detailed information about borrowings [line items]
Borrowings	358,150
Gross carrying amount | 2024 | Single-family rental properties borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	345,620
Gross carrying amount | 2024 | Canadian development properties borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	228
Gross carrying amount | 2024 | Corporate borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	12,302
Gross carrying amount | 2025
Disclosure of detailed information about borrowings [line items]
Borrowings	1,591,255
Gross carrying amount | 2025 | Single-family rental properties borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	1,575,641
Gross carrying amount | 2025 | Canadian development properties borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	15,614
Gross carrying amount | 2025 | Corporate borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross carrying amount | 2026
Disclosure of detailed information about borrowings [line items]
Borrowings	1,573,133
Gross carrying amount | 2026 | Single-family rental properties borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	1,568,101
Gross carrying amount | 2026 | Canadian development properties borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	5,032
Gross carrying amount | 2026 | Corporate borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross carrying amount | 2027
Disclosure of detailed information about borrowings [line items]
Borrowings	956,107
Gross carrying amount | 2027 | Single-family rental properties borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	956,107
Gross carrying amount | 2027 | Canadian development properties borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross carrying amount | 2027 | Corporate borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross carrying amount | 2028 and thereafter
Disclosure of detailed information about borrowings [line items]
Borrowings	542,457
Gross carrying amount | 2028 and thereafter | Single-family rental properties borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	542,457
Gross carrying amount | 2028 and thereafter | Canadian development properties borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross carrying amount | 2028 and thereafter | Corporate borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Transaction costs (net of amortization)
Disclosure of detailed information about borrowings [line items]
Borrowings	(49,404)	(36,123)
Debt discount (net of amortization)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ (649)	$ (1,095)